Share Capital and Dividends - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares	Jun. 14, 2021 $ / shares	Jun. 14, 2021 $ / shares	Jun. 23, 2020 $ / shares	Jun. 23, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option) | (per share)			$ 3.23	$ 2.66	$ 2.26	$ 1.67
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	3,079,598	2,607,528
Weighted average remaining exercise period (in years)	6 years 2 months 15 days	6 years 3 months 18 days
CAD | 1.85 to 2.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	892,896	1,095,528
Weighted average remaining exercise period (in years)	5 years 6 months 7 days	5 years 10 months 17 days
CAD | 1.85 to 2.55 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.85
CAD | 1.85 to 2.55 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.55
CAD | 2.56 to 2.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	120,000	120,000
Weighted average remaining exercise period (in years)	3 years 1 month 2 days	4 years 1 month 2 days
CAD | 2.56 to 2.95 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.56
CAD | 2.56 to 2.95 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.95
CAD | 2.96 to 3.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	938,702	182,500
Weighted average remaining exercise period (in years)	7 years 5 months 12 days	5 years 3 days
CAD | 2.96 to 3.30 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.96
CAD | 2.96 to 3.30 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.30
CAD | 3.31 to 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	673,000	750,500
Weighted average remaining exercise period (in years)	5 years 8 months 15 days	6 years 9 months 21 days
CAD | 3.31 to 3.95 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.31
CAD | 3.31 to 3.95 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.95
CAD | 3.96 to 4.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	455,000	459,000
Weighted average remaining exercise period (in years)	6 years 7 months 2 days	7 years 7 months 2 days
CAD | 3.96 to 4.55 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.96
CAD | 3.96 to 4.55 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.55
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	1,004,484	917,653
Weighted average remaining exercise period (in years)	7 years 3 months 10 days	6 years 1 month 2 days
USD | 1.67 to 2.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	180,000	185,000
Weighted average remaining exercise period (in years)	8 years 2 months 23 days	9 years 2 months 26 days
USD | 1.67 to 2.25 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.67
USD | 1.67 to 2.25 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.25
USD | 2.26 to 3.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	818,525	532,550
Weighted average remaining exercise period (in years)	7 years 1 month 13 days	6 years 11 months 23 days
USD | 2.26 to 3.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.26
USD | 2.26 to 3.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.85
USD | 3.86 to 4.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	0	20,856
Weighted average remaining exercise period (in years)		10 months 20 days
USD | 3.86 to 4.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.86
USD | 3.86 to 4.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.45
USD | 4.59 to 4.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	0	47,672
Weighted average remaining exercise period (in years)		5 months 26 days
USD | 4.59 to 4.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.59
USD | 4.59 to 4.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.85
USD | 4.90 to 5.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	5,959	131,575
Weighted average remaining exercise period (in years)	9 months 21 days	1 year
USD | 4.90 to 5.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.90
USD | 4.90 to 5.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 5.45